Intangible Asset, net	12 Months Ended
Dec. 31, 2020
Intangible Asset, net
Intangible Asset, net

11. Intangible Asset, net

Intangible asset consists of customer relationship. Customer relationship is generated from a business combination in 2018, representing the customer list of the subsidiary. On October 1, 2020, the Company sold 51% equity interest of Wang Pok to the minority shareholder. RMB8,611 of intangible asset was disposed. Customer relationship is recorded at fair value at acquisition date and amortized on a straight-line basis over the estimated useful life of 6 years.

Definite-lived intangible asset as of December 31, 2019 and 2020 consist of the following:

As of December 31, 2020
	Gross	Accumulated	Net	Estimated
	Carrying	Amortization	Carrying	Useful
	Amount	and Impairment	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	—	—	—	—

As of December 31, 2019
	Gross	Accumulated	Net
	Carrying	Amortization	Carrying	Estimated
	Amount	and Impairment	Amount	Useful Life
	RMB	RMB	RMB	Year
Customer relationship	12,899	(2,509)	10,390	6

Amortization expenses for intangible assets were RMB2,111 and RMB1,623 for the years ended December 31, 2019 and 2020, respectively.